CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 32,898	$ 22,281
Securities available-for-sale	54,214	63,804
Securities held-to-maturity (fair value: 2014 - $341; 2013 - $350)	331	335
Loans, net (allowance: 2014 - $1,103; 2013 - $1,399)	114,130	119,146
Federal Home Loan Bank stock	1,768	1,768
Premises and equipment	3,623	3,620
Bank-owned life insurance	5,706	5,511
Other real estate owned	1,751	2,628
Accrued interest receivable	438	509
Other assets	2,664	1,324
Total assets	217,523	220,926
Liabilities
Deposits	166,249	164,519
Federal Home Loan Bank advances	12,000	17,000
Advance payments by borrowers for taxes and insurance	2,068	1,955
Other liabilities and accrued interest payable	3,084	2,422
Total liabilities	183,401	185,896
Commitments and contingent liabilities (Note 14)	909	646
Stockholders' equity
Preferred stock, $.01 par value, 50,000,000 shares authorized; none issued
Common stock, $.01 par value, 100,000,000 shares authorized; 2014 - 2,218,863 shares issued; 2013 - 2,313,463 shares issued	22	23
Additional paid-in capital	13,731	15,330
Retained earnings	21,126	20,523
Accumulated other comprehensive loss	(20)	(405)
Unearned stock awards	(596)
Unearned ESOP shares	(1,050)	(1,087)
Total stockholders' equity	33,213	34,384
Total liabilities and stockholders' equity	$ 217,523	$ 220,926